COMMITMENTS AND CONTINGENCIES - PIPE Financing (Details) - Cartesian Growth Corporation III - Private placement - New Factorial Series A Common Stock - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
Shares issued during the period	9,927,184	9,927,184
Share price per share (in dollar per share)	$ 10.08	$ 10.08
Redemption price (in dollars per share)	$ 10.3	$ 10.3
Gross proceeds from issuance	$ 100,000,000	$ 100,000,000
Institutional Investors
COMMITMENTS AND CONTINGENCIES
Share price per share (in dollar per share)	$ 9.09	$ 9.09
Number of shares subscribed	7,500,000	7,500,000
Subscription price per share (in dollars per share)	$ 10	$ 10
Shares transferred	750,000	750,000
Sponsor Investors
COMMITMENTS AND CONTINGENCIES
Share price per share (in dollar per share)	$ 9.34	$ 9.34
Redemption price (in dollars per share)	$ 10.3	$ 10.3
Number of shares subscribed	2,427,184	2,427,184
Shares transferred	250,000	250,000